SCHEDULE III REAL ESTATE AND ACCUMULATED DEPRECIATION (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 6,428,684,793
Cost Capitalized Subsequent to Acquisition Improvements	[1]	363,427,234
Cost Capitalized Subsequent to Acquisition Impairment	[1]	(32,923,712)
Cost Capitalized Subsequent to Acquisition Other	[1]	(15,230,617)
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements		6,743,957,698	$ 3,223,785,295	$ 3,099,547,182	$ 3,038,552,898
Accumulated Depreciation		1,019,149,678	$ 821,711,991	$ 707,409,888	$ 580,373,211
Maplewood
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	340,107,660
Cost Capitalized Subsequent to Acquisition Improvements	[1]	154,139,152
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	494,246,812
Accumulated Depreciation	[1],[3]	6,397,870
Maplewood | Connecticut
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	238,354,341
Cost Capitalized Subsequent to Acquisition Improvements	[1]	1,800,767
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	240,155,108
Accumulated Depreciation	[1],[3]	$ 4,620,737
Date Of Construction	[1]	1968-2015
Date Acquired	[1]	2015
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Maplewood | NEW YORK
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 0
Cost Capitalized Subsequent to Acquisition Improvements	[1]	116,423,931
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	$ 116,423,931
Accumulated Depreciation	[1],[3]
Date Acquired	[1]	2015
Maplewood | Massachusetts
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 89,889,681
Cost Capitalized Subsequent to Acquisition Improvements	[1]	23,799,252
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	113,688,933
Accumulated Depreciation	[1],[3]	$ 1,583,999
Date Of Construction	[1]	1988-1994
Date Acquired	[1]	2015
Maplewood | Massachusetts | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	30 years
Maplewood | Massachusetts | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Maplewood | Ohio
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 11,863,638
Cost Capitalized Subsequent to Acquisition Improvements	[1]	12,115,202
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	23,978,840
Accumulated Depreciation	[1],[3]	$ 193,134
Date Of Construction	[1]	1999
Date Acquired	[1]	2015
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Daybreak Venture LLC
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 357,697,554
Cost Capitalized Subsequent to Acquisition Improvements	[1]	5,534,280
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	363,231,834
Accumulated Depreciation	[1],[3]	15,500,930
Daybreak Venture LLC | Missouri
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	16,599,859
Cost Capitalized Subsequent to Acquisition Improvements	[1]	0
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	16,599,859
Accumulated Depreciation	[1],[3]	$ 591,701
Date Of Construction	[1]	1967-1992
Date Acquired	[1]	2015
Daybreak Venture LLC | Missouri | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	26 years
Daybreak Venture LLC | Missouri | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Daybreak Venture LLC | Texas
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 341,097,695
Cost Capitalized Subsequent to Acquisition Improvements	[1]	5,534,280
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	346,631,975
Accumulated Depreciation	[1],[3]	$ 14,909,229
Date Of Construction	[1]	1955-2015
Date Acquired	[1]	2010-2015
Daybreak Venture LLC | Texas | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Daybreak Venture LLC | Texas | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Genesis Healthcare
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 331,654,645
Cost Capitalized Subsequent to Acquisition Improvements	[1]	36,922,407
Cost Capitalized Subsequent to Acquisition Impairment	[1]	(8,257,521)
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	360,319,531
Accumulated Depreciation	[1],[3]	151,064,728
Genesis Healthcare | Alabama
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	23,584,956
Cost Capitalized Subsequent to Acquisition Improvements	[1]	6,523,220
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	30,108,176
Accumulated Depreciation	[1],[3]	$ 16,153,134
Date Of Construction	[1]	1964-1974
Date Acquired	[1]	1997
Life on Which Depreciation in Latest Income Statements is Computed	[1]	33 years
Genesis Healthcare | California
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 15,618,263
Cost Capitalized Subsequent to Acquisition Improvements	[1]	26,652
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	15,644,915
Accumulated Depreciation	[1],[3]	$ 8,181,493
Date Of Construction	[1]	1927-1972
Date Acquired	[1]	1997
Life on Which Depreciation in Latest Income Statements is Computed	[1]	33 years
Genesis Healthcare | Colorado
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 38,341,877
Cost Capitalized Subsequent to Acquisition Improvements	[1]	5,444,311
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	43,786,188
Accumulated Depreciation	[1],[3]	$ 12,219,868
Date Of Construction	[1]	1963-1975
Date Acquired	[1]	2006
Life on Which Depreciation in Latest Income Statements is Computed	[1]	39 years
Genesis Healthcare | Idaho
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 19,491,960
Cost Capitalized Subsequent to Acquisition Improvements	[1]	974,012
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	20,465,972
Accumulated Depreciation	[1],[3]	$ 5,550,009
Date Of Construction	[1]	1920-1987
Date Acquired	[1]	1997-2015
Genesis Healthcare | Idaho | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Genesis Healthcare | Idaho | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	39 years
Genesis Healthcare | Massachusetts
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 71,446,102
Cost Capitalized Subsequent to Acquisition Improvements	[1]	2,660,093
Cost Capitalized Subsequent to Acquisition Impairment	[1]	(8,257,521)
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	65,848,674
Accumulated Depreciation	[1],[3]	$ 21,355,093
Date Of Construction	[1]	1866-1993
Date Acquired	[1]	1997-2015
Genesis Healthcare | Massachusetts | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Genesis Healthcare | Massachusetts | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	39 years
Genesis Healthcare | New Hampshire
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 21,619,503
Cost Capitalized Subsequent to Acquisition Improvements	[1]	1,462,797
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	23,082,300
Accumulated Depreciation	[1],[3]	$ 7,819,421
Date Of Construction	[1]	1963-1999
Date Acquired	[1]	1998-2006
Genesis Healthcare | New Hampshire | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	33 years
Genesis Healthcare | New Hampshire | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	39 years
Genesis Healthcare | North Carolina
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 22,652,488
Cost Capitalized Subsequent to Acquisition Improvements	[1]	3,550,986
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	26,203,474
Accumulated Depreciation	[1],[3]	$ 16,264,936
Date Of Construction	[1]	1964-1986
Date Acquired	[1]	1994-1997
Genesis Healthcare | North Carolina | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	30 years
Genesis Healthcare | North Carolina | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	33 years
Genesis Healthcare | Ohio
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 11,653,451
Cost Capitalized Subsequent to Acquisition Improvements	[1]	20,246
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	11,673,697
Accumulated Depreciation	[1],[3]	$ 6,217,229
Date Of Construction	[1]	1968-1983
Date Acquired	[1]	1997
Life on Which Depreciation in Latest Income Statements is Computed	[1]	33 years
Genesis Healthcare | Rhode Island
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 38,740,812
Cost Capitalized Subsequent to Acquisition Improvements	[1]	4,792,882
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	43,533,694
Accumulated Depreciation	[1],[3]	$ 14,693,658
Date Of Construction	[1]	1965-1981
Date Acquired	[1]	2006
Genesis Healthcare | Rhode Island | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	25 years
Genesis Healthcare | Rhode Island | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	39 years
Genesis Healthcare | Tennessee
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 7,905,139
Cost Capitalized Subsequent to Acquisition Improvements	[1]	2,537,508
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	10,442,647
Accumulated Depreciation	[1],[3]	$ 6,268,623
Date Of Construction	[1]	1984-1985
Date Acquired	[1]	1994
Life on Which Depreciation in Latest Income Statements is Computed	[1]	30 years
Genesis Healthcare | Vermont
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 6,322,888
Cost Capitalized Subsequent to Acquisition Improvements	[1]	602,296
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	6,925,184
Accumulated Depreciation	[1],[3]	$ 2,237,449
Date Of Construction	[1]	1971
Date Acquired	[1]	2004
Life on Which Depreciation in Latest Income Statements is Computed	[1]	39 years
Genesis Healthcare | Washington
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 10,000,000
Cost Capitalized Subsequent to Acquisition Improvements	[1]	1,798,844
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	11,798,844
Accumulated Depreciation	[1],[3]	$ 11,034,888
Date Of Construction	[1]	1965
Date Acquired	[1]	1995
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Genesis Healthcare | West Virginia
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 44,277,206
Cost Capitalized Subsequent to Acquisition Improvements	[1]	6,528,560
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	50,805,766
Accumulated Depreciation	[1],[3]	$ 23,068,927
Date Of Construction	[1]	1961-1986
Date Acquired	[1]	1997-2008
Genesis Healthcare | West Virginia | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	25 years
Genesis Healthcare | West Virginia | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	33 years
Other
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 5,399,224,934
Cost Capitalized Subsequent to Acquisition Improvements	[1]	166,831,395
Cost Capitalized Subsequent to Acquisition Impairment	[1]	(24,666,191)
Cost Capitalized Subsequent to Acquisition Other	[1]	(15,230,617)
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	5,526,159,521
Accumulated Depreciation	[1],[3]	846,186,150
Other | Connecticut
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	5,324,200
Cost Capitalized Subsequent to Acquisition Improvements	[1]	980,393
Cost Capitalized Subsequent to Acquisition Impairment	[1]	(5,425,656)
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	878,937
Accumulated Depreciation	[1],[3]	$ 0
Date Of Construction	[1]	1965
Date Acquired	[1]	1999
Other | Alabama
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 11,588,534
Cost Capitalized Subsequent to Acquisition Improvements	[1]	6,392,567
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	17,981,101
Accumulated Depreciation	[1],[3]	$ 12,588,052
Date Of Construction	[1]	1960-1982
Date Acquired	[1]	1992
Life on Which Depreciation in Latest Income Statements is Computed	[1]	31 years 6 months
Other | Arizona
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 133,762,829
Cost Capitalized Subsequent to Acquisition Improvements	[1]	5,712,049
Cost Capitalized Subsequent to Acquisition Impairment	[1]	(6,603,745)
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	132,871,133
Accumulated Depreciation	[1],[3]	$ 21,508,043
Date Of Construction	[1]	1949-1999
Date Acquired	[1]	1998-2015
Other | Arizona | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Arizona | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | Arkansas
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1],[4]	$ 201,572,337
Cost Capitalized Subsequent to Acquisition Improvements	[1],[3],[4]	13,169,759
Cost Capitalized Subsequent to Acquisition Impairment	[1],[3],[4]	(36,350)
Cost Capitalized Subsequent to Acquisition Other	[1],[3],[4]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2],[3],[4]	214,705,746
Accumulated Depreciation	[1],[3],[4]	$ 48,640,738
Date Of Construction	[1],[4]	1960-2009
Date Acquired	[1],[4]	1992-2015
Other | Arkansas | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1],[4]	20 years
Other | Arkansas | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1],[4]	40 years
Other | California
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 490,902,316
Cost Capitalized Subsequent to Acquisition Improvements	[1]	3,492,869
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	494,395,185
Accumulated Depreciation	[1],[3]	$ 33,730,723
Date Of Construction	[1]	1938-2013
Date Acquired	[1]	1997-2015
Other | California | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | California | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | Colorado
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 33,527,071
Cost Capitalized Subsequent to Acquisition Improvements	[1]	2,346,167
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	35,873,238
Accumulated Depreciation	[1],[3]	$ 13,344,365
Date Of Construction	[1]	1958-1973
Date Acquired	[1]	1998-2011
Other | Colorado | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Colorado | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	33 years
Other | Florida
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 667,833,234
Cost Capitalized Subsequent to Acquisition Improvements	[1]	23,362,442
Cost Capitalized Subsequent to Acquisition Impairment	[1]	(6,951,897)
Cost Capitalized Subsequent to Acquisition Other	[1]	(2,784,718)
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	681,459,061
Accumulated Depreciation	[1],[3]	$ 174,698,077
Date Of Construction	[1]	1925-2009
Date Acquired	[1]	1992-2015
Other | Florida | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Florida | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | Georgia
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 43,096,820
Cost Capitalized Subsequent to Acquisition Improvements	[1]	3,950,028
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	47,046,848
Accumulated Depreciation	[1],[3]	$ 11,480,058
Date Of Construction	[1]	1964-1998
Date Acquired	[1]	1998-2015
Other | Georgia | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Georgia | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	37 years 6 months
Other | Idaho
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 50,889,041
Cost Capitalized Subsequent to Acquisition Improvements	[1]	341,170
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	51,230,211
Accumulated Depreciation	[1],[3]	$ 4,238,429
Date Of Construction	[1]	1911-2008
Date Acquired	[1]	1999-2015
Other | Idaho | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Idaho | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | Illinois
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 118,108,747
Cost Capitalized Subsequent to Acquisition Improvements	[1]	510,576
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	118,619,323
Accumulated Depreciation	[1],[3]	$ 10,750,250
Date Of Construction	[1]	1926-1990
Date Acquired	[1]	1996-2015
Other | Illinois | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Illinois | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | Indiana
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 402,853,211
Cost Capitalized Subsequent to Acquisition Improvements	[1]	2,332,364
Cost Capitalized Subsequent to Acquisition Impairment	[1]	(3,419,264)
Cost Capitalized Subsequent to Acquisition Other	[1]	(2,296,391)
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	399,469,920
Accumulated Depreciation	[1],[3]	$ 61,998,182
Date Of Construction	[1]	1923-2008
Date Acquired	[1]	1992-2015
Other | Indiana | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Indiana | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | Iowa
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 70,549,074
Cost Capitalized Subsequent to Acquisition Improvements	[1]	2,084,807
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	72,633,881
Accumulated Depreciation	[1],[3]	$ 10,408,588
Date Of Construction	[1]	1961-1998
Date Acquired	[1]	1997-2015
Other | Iowa | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Iowa | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	35 years
Other | Kansas
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 53,836,542
Cost Capitalized Subsequent to Acquisition Improvements	[1]	3,453,770
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	57,290,312
Accumulated Depreciation	[1],[3]	$ 2,930,226
Date Of Construction	[1]	1957-1985
Date Acquired	[1]	2010-2015
Other | Kansas | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Kansas | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | Kentucky
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 174,052,192
Cost Capitalized Subsequent to Acquisition Improvements	[1]	10,314,747
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	184,366,939
Accumulated Depreciation	[1],[3]	$ 31,640,307
Date Of Construction	[1]	1917-2002
Date Acquired	[1]	1994-2015
Other | Kentucky | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Kentucky | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | Louisiana
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 55,046,915
Cost Capitalized Subsequent to Acquisition Improvements	[1]	1,748,900
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	56,795,815
Accumulated Depreciation	[1],[3]	$ 16,408,775
Date Of Construction	[1]	1957-1983
Date Acquired	[1]	1997-2006
Other | Louisiana | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	33 years
Other | Louisiana | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	39 years
Other | Maryland
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 77,361,184
Cost Capitalized Subsequent to Acquisition Improvements	[1]	1,787,838
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	79,149,022
Accumulated Depreciation	[1],[3]	$ 17,002,780
Date Of Construction	[1]	1921-1985
Date Acquired	[1]	2010-2011
Other | Maryland | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	25 years
Other | Maryland | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	30 years
Other | Massachusetts
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 5,804,554
Cost Capitalized Subsequent to Acquisition Improvements	[1]	0
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	5,804,554
Accumulated Depreciation	[1],[3]	$ 2,015,500
Date Of Construction	[1]	1964
Date Acquired	[1]	2009
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Michigan
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 168,554,079
Cost Capitalized Subsequent to Acquisition Improvements	[1]	25,000
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	168,579,079
Accumulated Depreciation	[1],[3]	$ 9,134,074
Date Of Construction	[1]	1964-1997
Date Acquired	[1]	2011-2015
Other | Michigan | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	25 years
Other | Michigan | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	38 years
Other | Mississippi
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 52,416,905
Cost Capitalized Subsequent to Acquisition Improvements	[1]	826,654
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	53,243,559
Accumulated Depreciation	[1],[3]	$ 12,492,706
Date Of Construction	[1]	1962-1988
Date Acquired	[1]	2009-2010
Other | Mississippi | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Mississippi | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | Missouri
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 130,105,483
Cost Capitalized Subsequent to Acquisition Improvements	[1]	518,236
Cost Capitalized Subsequent to Acquisition Impairment	[1]	(149,386)
Cost Capitalized Subsequent to Acquisition Other	[1]	(3,189)
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	130,471,144
Accumulated Depreciation	[1],[3]	$ 9,968,625
Date Of Construction	[1]	1955-1994
Date Acquired	[1]	1999-2015
Other | Missouri | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Missouri | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | Nevada
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 56,460,311
Cost Capitalized Subsequent to Acquisition Improvements	[1]	6,520,453
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	62,980,764
Accumulated Depreciation	[1],[3]	$ 7,138,584
Date Of Construction	[1]	1972-2004
Date Acquired	[1]	2009-2015
Other | Nevada | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	26 years
Other | Nevada | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | New Mexico
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 77,417,687
Cost Capitalized Subsequent to Acquisition Improvements	[1]	130,323
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	77,548,010
Accumulated Depreciation	[1],[3]	$ 4,505,927
Date Of Construction	[1]	1960-1989
Date Acquired	[1]	2008-2015
Other | New Mexico | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | New Mexico | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | North Carolina
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 102,450,560
Cost Capitalized Subsequent to Acquisition Improvements	[1]	0
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	102,450,560
Accumulated Depreciation	[1],[3]	$ 10,067,103
Date Of Construction	[1]	1927-1992
Date Acquired	[1]	2010-2015
Other | North Carolina | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	25 years
Other | North Carolina | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	36 years
Other | Ohio
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 714,157,279
Cost Capitalized Subsequent to Acquisition Improvements	[1]	39,057,863
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	(540,000)
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	752,675,142
Accumulated Depreciation	[1],[3]	$ 126,494,171
Date Of Construction	[1]	1920-2008
Date Acquired	[1]	1994-2015
Other | Ohio | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Ohio | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | Oklahoma
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 45,178,160
Cost Capitalized Subsequent to Acquisition Improvements	[1]	0
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	45,178,160
Accumulated Depreciation	[1],[3]	$ 6,495,153
Date Of Construction	[1]	1965-2013
Date Acquired	[1]	2010-2015
Other | Oklahoma | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Oklahoma | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	37 years
Other | Oregon
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 50,133,027
Cost Capitalized Subsequent to Acquisition Improvements	[1]	0
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	50,133,027
Accumulated Depreciation	[1],[3]	$ 1,355,373
Date Of Construction	[1]	1959-2004
Date Acquired	[1]	2014-2015
Other | Oregon | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Oregon | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | Pennsylvania
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 351,858,552
Cost Capitalized Subsequent to Acquisition Improvements	[1]	11,281,116
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	363,139,668
Accumulated Depreciation	[1],[3]	$ 60,983,104
Date Of Construction	[1]	1873-2012
Date Acquired	[1]	1998-2015
Other | Pennsylvania | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Pennsylvania | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | South Carolina
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 57,482,493
Cost Capitalized Subsequent to Acquisition Improvements	[1]	0
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	57,482,493
Accumulated Depreciation	[1],[3]	$ 3,000,884
Date Of Construction	[1]	1959-1990
Date Acquired	[1]	2014-2015
Other | South Carolina | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | South Carolina | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	30 years
Other | Tennessee
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 98,233,849
Cost Capitalized Subsequent to Acquisition Improvements	[1]	8,046,100
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	106,279,949
Accumulated Depreciation	[1],[3]	$ 35,719,553
Date Of Construction	[1]	1958-1983
Date Acquired	[1]	1992-2015
Other | Tennessee | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Tennessee | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | Texas
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 348,007,669
Cost Capitalized Subsequent to Acquisition Improvements	[1]	15,500,178
Cost Capitalized Subsequent to Acquisition Impairment	[1]	(2,079,893)
Cost Capitalized Subsequent to Acquisition Other	[1]	(1,820,356)
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	359,607,598
Accumulated Depreciation	[1],[3]	$ 55,453,711
Date Of Construction	[1]	1952-2014
Date Acquired	[1]	1997-2015
Other | Texas | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Texas | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | Washington
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 152,778,525
Cost Capitalized Subsequent to Acquisition Improvements	[1]	65,607
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	152,844,132
Accumulated Depreciation	[1],[3]	$ 6,493,557
Date Of Construction	[1]	1930-2004
Date Acquired	[1]	1999-2015
Other | Washington | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Washington | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | West Virginia
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 24,641,423
Cost Capitalized Subsequent to Acquisition Improvements	[1]	348,642
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	24,990,065
Accumulated Depreciation	[1],[3]	$ 6,690,397
Date Of Construction	[1]	1961-1996
Date Acquired	[1]	1994-2011
Other | West Virginia | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	33 years
Other | West Virginia | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	39 years
Other | Wisconsin
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 60,601,506
Cost Capitalized Subsequent to Acquisition Improvements	[1]	2,369,865
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	(1,500)
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	62,969,871
Accumulated Depreciation	[1],[3]	$ 9,600,375
Date Of Construction	[1]	1930-1994
Date Acquired	[1]	2009-2015
Other | Wisconsin | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Wisconsin | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	28 years
Other | Minnesota
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 61,256,047
Cost Capitalized Subsequent to Acquisition Improvements	[1]	160,912
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	61,416,959
Accumulated Depreciation	[1],[3]	$ 1,696,595
Date Of Construction	[1]	1958-1983
Date Acquired	[1]	2015
Other | Minnesota | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	25 years
Other | Minnesota | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	40 years
Other | Nebraska
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 24,713,411
Cost Capitalized Subsequent to Acquisition Improvements	[1]	0
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	24,713,411
Accumulated Depreciation	[1],[3]	$ 833,206
Date Of Construction	[1]	1963-1969
Date Acquired	[1]	2015
Other | Nebraska | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	20 years
Other | Nebraska | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	30 years
Other | United Kingdom
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 177,484,058
Cost Capitalized Subsequent to Acquisition Improvements	[1]	0
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	(7,784,463)
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	169,699,595
Accumulated Depreciation	[1],[3]	$ 3,639,903
Date Of Construction	[1]	1750-2000
Date Acquired	[1]	2015
Life on Which Depreciation in Latest Income Statements is Computed	[1]	30 years
Other | Utah
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 3,620,000
Cost Capitalized Subsequent to Acquisition Improvements	[1]	0
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	3,620,000
Accumulated Depreciation	[1],[3]	$ 124,908
Date Of Construction	[1]	1977
Date Acquired	[1]	2015
Life on Which Depreciation in Latest Income Statements is Computed	[1]	24 years
Other | Virginia
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 32,642,987
Cost Capitalized Subsequent to Acquisition Improvements	[1]	0
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	32,642,987
Accumulated Depreciation	[1],[3]	$ 550,145
Date Of Construction	[1]	1995
Date Acquired	[1]	2015
Other | Virginia | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	35 years
Other | Virginia | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	39 years
Other | Montana
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost to Company Buildings and Land Improvements	[1]	$ 12,922,122
Cost Capitalized Subsequent to Acquisition Improvements	[1]	0
Cost Capitalized Subsequent to Acquisition Impairment	[1]	0
Cost Capitalized Subsequent to Acquisition Other	[1]	0
Total Gross Amount at Which Carried at Close of Period Buildings and Land Improvements	[1],[2]	12,922,122
Accumulated Depreciation	[1],[3]	$ 365,003
Date Of Construction	[1]	1963-1971
Date Acquired	[1]	2015
Other | Montana | Minimum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	28 years
Other | Montana | Maximum
Real Estate and Accumulated Depreciation [Line Items]
Life on Which Depreciation in Latest Income Statements is Computed	[1]	35 years

[1]	The real estate included in this schedule is being used in either the operation of skilled nursing facilities (SNF), assisted living facilities (AL), independent living facilities (ILF), tramatic brain injury (TBI), medical office building (MOB) or specialty hospitals (SH) located in the states indicated.
[2]	Year Ended December 31,2013 2014 2013 Balance at beginning of period $ 3,038,552,898 $ 3,099,547,182 $ 3,223,785,295 Acquisitions 5,529,419, 131,689,483,3,371,233,860 Impairment (414,687), (3,660,381), (12,916,233) Improvements 31,346,919, 17,916,855, 220,272,401 Disposals/other (5,467,367), (21,707,844),(58,417,625) Balance at close of period 3,099,547,182, $3,223,785,295,$ 6,743,957,698
[3]	2013,2014, 2015 Balance at beginning of period $580,373,211,$ 707,409,888, $821,711,991, Provisions for depreciation 128,523,788,123,141,880 , 210,554,569 Dispositions/other (1,487,111), (8,839,777) ,(13,116,882) Balance at close of period $707,409,888, $821,711,991,$1,019,149,678
[4]	Certain of the real estate indicated are security for the HUD loan borrowings totaling $56,204,170 at December 31, 2015.